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                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                             November, 2008
Payment Date                                                                                                      12/15/2008
Transaction Month                                                                                                          7

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $6,254,185,030.50                   338,143                    52.8 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                  $1,400,000,000.00                  2.77620%                  June 15, 2009
 Class A-2a Notes                                   $400,000,000.00                    3.720%               January 15, 2011
 Class A-2b Notes                                 $1,320,000,000.00   one-month LIBOR + 0.90%               January 15, 2011
 Class A-3 Notes                                  $1,582,000,000.00   one-month LIBOR + 1.42%                  June 15, 2012
 Class A-4a Notes                                   $360,600,000.00                    5.160%                 April 15, 2013
 Class A-4b Notes                                   $300,000,000.00   one-month LIBOR + 1.75%                 April 15, 2013
 Class B Notes                                      $169,300,000.00                    6.040%             September 15, 2013
 Class C Notes                                      $112,900,000.00                    7.040%               January 15, 2014
 Class D Notes                                      $112,900,000.00                    8.490%              November 15, 2014
                                                    ---------------
    Total                                         $5,757,700,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $19,055,500.32

PRINCIPAL:
 Principal Collections                                                                                       $109,344,965.04
 Prepayments in Full                                                                                          $26,020,111.09
 Liquidation Proceeds                                                                                          $3,722,482.65
 Recoveries                                                                                                       $96,918.28
                                                                                                                  ----------
   SUB TOTAL                                                                                                 $139,184,477.06
                                                                                                             ---------------
COLLECTIONS                                                                                                  $158,239,977.38

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $764,274.81
 Purchase Amounts Related to Interest                                                                              $5,127.51
                                                                                                                   ---------
   SUB TOTAL                                                                                                     $769,402.32

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2b                                                                                          $0.00
Net Swap Receipt - Class A-3                                                                                           $0.00
Net Swap Receipt - Class A-4b                                                                                          $0.00
AVAILABLE FUNDS                                                                                              $159,009,379.70

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                             November, 2008
Payment Date                                                                                                      12/15/2008
Transaction Month                                                                                                          7

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                  CARRYOVER         REMAINING

                                               CALCULATED AMOUNT      AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
Owner Trustee Fees and Expenses                            $0.00             $0.00       $0.00       $0.00   $159,009,379.70
Indenture Trustee Fees and                                 $0.00             $0.00       $0.00       $0.00   $159,009,379.70
Servicing Fee                                      $4,269,410.43     $4,269,410.43       $0.00       $0.00   $154,739,969.27
Net Swap Payment - Class A-2b                      $1,685,566.67     $1,685,566.67       $0.00       $0.00   $153,054,402.60
Net Swap Payment - Class A-3                       $2,537,132.50     $2,537,132.50       $0.00       $0.00   $150,517,270.10
Net Swap Payment - Class A-4b                        $554,125.00       $554,125.00       $0.00       $0.00   $149,963,145.10
Swap Termination Payment                                   $0.00             $0.00       $0.00       $0.00   $149,963,145.10
Interest - Class A-1 Notes                           $598,195.44       $598,195.44       $0.00       $0.00   $149,364,949.66
Interest - Class A-2a Notes                        $1,240,000.00     $1,240,000.00       $0.00       $0.00   $148,124,949.66
Interest - Class A-2b Notes                        $2,384,433.33     $2,384,433.33       $0.00       $0.00   $145,740,516.33
Interest - Class A-3 Notes                         $3,497,538.33     $3,497,538.33       $0.00       $0.00   $142,242,978.00
Interest - Class A-4a Notes                        $1,550,580.00     $1,550,580.00       $0.00       $0.00   $140,692,398.00
Interest - Class A-4b Notes                          $740,250.00       $740,250.00       $0.00       $0.00   $139,952,148.00
First Priority Principal Payment                           $0.00             $0.00       $0.00       $0.00   $139,952,148.00
Interest - Class B Notes                             $852,143.33       $852,143.33       $0.00       $0.00   $139,100,004.67
Second Priority Principal Payment                          $0.00             $0.00       $0.00       $0.00   $139,100,004.67
Interest - Class C Notes                             $662,346.67       $662,346.67       $0.00       $0.00   $138,437,658.00
Third Priority Principal Payment                   $9,462,876.40     $9,462,876.40       $0.00       $0.00   $128,974,781.60
Interest - Class D Notes                             $798,767.50       $798,767.50       $0.00       $0.00   $128,176,014.10
Reserve Account Deposit                                    $0.00             $0.00       $0.00       $0.00   $128,176,014.10
Regular Principal Payment                        $267,573,511.23   $128,176,014.10       $0.00       $0.00             $0.00
Subordinated Swap Termination                              $0.00             $0.00       $0.00       $0.00             $0.00
Additional Trustee Fees and                                $0.00             $0.00       $0.00       $0.00             $0.00
Residual Released to Depositor                             $0.00             $0.00       $0.00       $0.00             $0.00
                                                                             -----
TOTAL                                                              $159,009,379.70

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                 $0.00
                                                                      Second Priority Principal Payment                $0.00
                                                                      Third Priority Principal Payment         $9,462,876.40
                                                                      Regular Principal Payment              $128,176,014.10
                                                                                                             ---------------
                                                                      TOTAL                                  $137,638,890.50

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS     NOTEHOLDER INTEREST PAYMENTS             TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF            ACTUAL   PER $1,000 OF            ACTUAL     PER $1,000 OF
                                              ORIGINAL                          ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                           BALANCE
Class A-1 Notes        $137,638,890.50          $98.31       $598,195.44           $0.43   $138,237,085.94            $98.74
Class A-2a Notes                 $0.00           $0.00     $1,240,000.00           $3.10     $1,240,000.00             $3.10
Class A-2b Notes                 $0.00           $0.00     $2,384,433.33           $1.81     $2,384,433.33             $1.81
Class A-3 Notes                  $0.00           $0.00     $3,497,538.33           $2.21     $3,497,538.33             $2.21
Class A-4a Notes                 $0.00           $0.00     $1,550,580.00           $4.30     $1,550,580.00             $4.30
Class A-4b Notes                 $0.00           $0.00      $740,250.00            $2.47       $740,250.00             $2.47
Class B Notes                    $0.00           $0.00       $852,143.33           $5.03       $852,143.33             $5.03
Class C Notes                    $0.00           $0.00       $662,346.67           $5.87       $662,346.67             $5.87
Class D Notes                    $0.00           $0.00       $798,767.50           $7.08       $798,767.50             $7.08
                                 -----                       -----------                       -----------
TOTAL                  $137,638,890.50                    $12,324,254.60                   $149,963,145.10

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                    November, 2008
Payment Date                                                                                                             12/15/2008
Transaction Month                                                                                                                 7

V. NOTE BALANCE AND POOL INFORMATION

                                                           BEGINNING OF PERIOD                            END OF PERIOD
                                                                 BALANCE         NOTE FACTOR               BALANCE      NOTE FACTOR
Class A-1 Notes                                          $277,036,387.63           0.1978831     $139,397,497.13          0.0995696
Class A-2a Notes                                         $400,000,000.00           1.0000000     $400,000,000.00          1.0000000
Class A-2b Notes                                       $1,320,000,000.00           1.0000000   $1,320,000,000.00          1.0000000
Class A-3 Notes                                        $1,582,000,000.00           1.0000000   $1,582,000,000.00          1.0000000
Class A-4a Notes                                         $360,600,000.00           1.0000000     $360,600,000.00          1.0000000
Class A-4b Notes                                         $300,000,000.00           1.0000000     $300,000,000.00          1.0000000
Class B Notes                                            $169,300,000.00           1.0000000     $169,300,000.00          1.0000000
Class C Notes                                            $112,900,000.00           1.0000000     $112,900,000.00          1.0000000
Class D Notes                                            $112,900,000.00           1.0000000     $112,900,000.00          1.0000000
                                                         ---------------           ---------     ---------------          ---------
TOTAL                                                  $4,634,736,387.63           0.8049632   $4,497,097,497.13          0.7810580

POOL INFORMATION
Weighted Average APR                                                                  4.891%                                 4.891%
Weighted Average Remaining Term                                                        48.56                                  47.83
Number of Receivables Outstanding                                                    292,643                                287,631
Pool Balance                                                               $5,123,292,520.50                      $4,979,407,994.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)                         $4,637,234,736.30                      $4,512,373,511.23
Pool Factor                                                                        0.8191783                              0.7961722


VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                            $31,270,925.15
Targeted Credit Enhancement Amount                                                                                   $49,794,079.94
Yield Supplement Overcollateralization Amount                                                                       $467,034,483.08
Targeted Overcollateralization Amount                                                                               $485,557,637.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)                                           $482,310,497.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                    $31,270,925.15
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $31,270,925.15
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve Balance                                                                                            $31,270,925.15

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                         November, 2008
Payment Date                                                                                                  12/15/2008
Transaction Month                                                                                                      7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                       # OF RECEIVABLES           AMOUNT
Realized Loss                                                                                       850    $4,033,022.19
(Recoveries)                                                                                        115       $96,918.28
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $3,936,103.91
Cumulative Net Losses Last Collection                                                                     $11,971,889.02
                                                                                                          --------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                          $15,907,992.93

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.92%


DELINQUENT RECEIVABLES:

                                                                  % OF EOP POOL        # OF RECEIVABLES           AMOUNT
31-60 Days Delinquent                                                          1.36%              3,391   $67,861,588.73
61-90 Days Delinquent                                                          0.18%                418    $9,098,078.87
91-120 Days Delinquent                                                         0.05%                 97    $2,241,618.89
Over 120 Days Delinquent                                                       0.04%                 90    $1,972,622.16
                                                                              -----                  --    -------------
TOTAL DELINQUENT RECEIVABLES                                                   1.63%              3,996   $81,173,908.65

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                         308    $7,289,659.77
Total Repossesed Inventory                                                                          511   $12,608,218.50

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.7357%
Preceding Collection Period                                                                                      0.9557%
Current Collection Period                                                                                        0.9351%
Three Month Average                                                                                              0.8755%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.1581%
Preceding Collection Period                                                                                      0.1763%
Current Collection Period                                                                                        0.2103%
Three Month Average                                                                                              0.1816%